FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Interest income	$ 1,555	$ 2,127
Foreign currency translation adjustments	34	10
Interest expenses	(466)	0
Income from derivatives remeasurement	1,448	0
Other expenses	(310)	0
Financial income, net	$ 2,261	$ 2,137